COLLABORATION AND LICENSE AGREEMENTS - Change in Deferred Revenue (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Change in Contract with Customer, Liability, Rollforward [Roll Forward]
Beginning—January 1, 2020	$ 6,143
Amounts invoiced	3,508
Revenue recognized	(9,384)
Ending—December 31, 2020	267
Product revenue
Change in Contract with Customer, Liability, Rollforward [Roll Forward]
Beginning—January 1, 2020	13
Amounts invoiced	403
Revenue recognized	(149)
Ending—December 31, 2020	267
Collaboration and license revenue | Novartis
Change in Contract with Customer, Liability, Rollforward [Roll Forward]
Beginning—January 1, 2020	6,130
Amounts invoiced	3,105
Revenue recognized	(9,235)
Ending—December 31, 2020	$ 0